Convertible Debt (Schedule of Convertible Debt) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about borrowings [abstract]
Beginning Balance	$ 510,014	$ 465,014
Interest	7,486	45,000
Conversion	(668,610)
Ending Balance		$ 510,014